Investment Objectives and Goals - FullerThaler Behavioral Growth ETF	Jul. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY INFORMATION FULLERTHALER BEHAVIORAL GROWTH ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FullerThaler Behavioral Growth ETF (the “Fund”) seeks long-term capital appreciation.